CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN MEZZANINE EQUITY AND SHAREHOLDERS' DEFICIT (UNAUDITED) - USD ($)	Temporary Equity Preferred Stock [Member]	Permanent Equity Preferred Stock [Member]	Common Stock [Member]	Common To Be Issued Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Oct. 31, 2024			$ 339,861			$ (942,036)	$ (602,175)
Beginning balance, shares at Oct. 31, 2024			2,252,726
Stock-based compensation			$ 46,497				46,497
Net loss						(919,142)	(919,142)
Ending balance, value at Jan. 31, 2025			$ 386,358			(1,861,178)	(1,474,820)
Ending balance, shares at Jan. 31, 2025			2,252,726
Beginning balance, value at Oct. 31, 2024			$ 339,861			(942,036)	(602,175)
Beginning balance, shares at Oct. 31, 2024			2,252,726
Net loss							(2,884,929)
Ending balance, value at Jul. 31, 2025			$ 466,464			(3,826,965)	(3,360,501)
Ending balance, shares at Jul. 31, 2025			2,252,726
Beginning balance, value at Jan. 31, 2025			$ 386,358			(1,861,178)	(1,474,820)
Beginning balance, shares at Jan. 31, 2025			2,252,726
Stock-based compensation			$ 41,257				41,257
Net loss						(1,015,033)	(1,015,033)
Ending balance, value at Apr. 30, 2025			$ 427,615			(2,876,211)	(2,448,596)
Ending balance, shares at Apr. 30, 2025			2,252,726
Stock-based compensation			$ 38,849				38,849
Net loss						(950,754)	(950,754)
Ending balance, value at Jul. 31, 2025			$ 466,464			(3,826,965)	(3,360,501)
Ending balance, shares at Jul. 31, 2025			2,252,726
Beginning balance, value at Oct. 31, 2025	$ 0	$ 0	$ 912,369	$ 0	$ 0	(4,972,507)	(4,060,138)
Beginning balance, shares at Oct. 31, 2025	0	0	2,274,393	0
Stock-based compensation			$ 32,384				32,384
Common stock issued for services			$ 2,131,600				2,131,600
Common stock issued for services, shares			852,400
Conversion of convertible notes payable and accrued interest			$ 1,701,646				1,701,646
Conversion of convertible notes payable and accrued interest, shares			1,479,692
Common stock issued with notes payable			$ 41,517				41,517
Common stock issued with notes payable, shares			30,000
Net loss						(3,733,728)	(3,733,728)
Ending balance, value at Jan. 31, 2026	$ 0	$ 0	$ 4,819,516	$ 0	0	(8,706,235)	(3,886,719)
Ending balance, shares at Jan. 31, 2026	0	0	4,636,485	0
Beginning balance, value at Oct. 31, 2025	$ 0	$ 0	$ 912,369	$ 0	0	(4,972,507)	(4,060,138)
Beginning balance, shares at Oct. 31, 2025	0	0	2,274,393	0
Net loss							(6,851,175)
Ending balance, value at Jul. 31, 2026	$ 333,096	$ 25	$ 8,978,803	$ 0	99,975	(11,836,076)	(2,424,177)
Ending balance, shares at Jul. 31, 2026	1,130,000	250,000	5,190,024	0
Beginning balance, value at Jan. 31, 2026	$ 0	$ 0	$ 4,819,516	$ 0	0	(8,706,235)	(3,886,719)
Beginning balance, shares at Jan. 31, 2026	0	0	4,636,485	0
Stock-based compensation			$ 26,997				26,997
Extinguishment of debt by shareholder			879,163				879,163
Sale of common stock			$ 946,500				946,500
Sale of common stock, shares			172,707
Common stock issued previously subscribed				$ 228,150			228,150
Common stock issued previously subscribed, shares				32,593
Conversion of notes payable and accrued interest			$ 427,440				427,440
Conversion of notes payable and accrued interest, shares			29,996
Common stock issued for services			$ 274,932				274,932
Common stock issued for services, shares			114,200
Cashless exercise of warrants			$ 391,437				391,437
Cashless exercise of warrants, shares			52,640
Exercise of stock options			$ 8,066				8,066
Exercise of stock options, shares			10,521
Common stock issued with debt amendment			$ 51,480				51,480
Common stock issued with debt amendment, shares			6,600
Conversion of notes payable into Series D Convertible Preferred Stock		$ 25			99,975		100,000
Conversion of notes payable into Series D Convertible Preferred Stock, shares		250,000
Conversion of convertible notes payable and accrued interest			$ 279,689				279,689
Conversion of convertible notes payable and accrued interest, shares			25,542
Net loss						(1,645,957)	(1,645,957)
Ending balance, value at Apr. 30, 2026	$ 0	$ 25	$ 8,105,220	$ 228,150	99,975	(10,352,192)	(1,918,822)
Ending balance, shares at Apr. 30, 2026	0	250,000	5,048,691	32,593
Stock-based compensation			$ 21,778				21,778
Sale of common stock			$ 348,097				348,097
Sale of common stock, shares			90,559
Common stock issued previously subscribed			$ 228,150	$ (228,150)
Common stock issued previously subscribed, shares			32,593	(32,593)
Common stock issued for services			$ 75,386				75,386
Common stock issued for services, shares			7,412
Conversion of convertible notes payable and accrued interest			$ 250,000				250,000
Conversion of convertible notes payable and accrued interest, shares			20,000
Common stock repurchased			$ (49,828)				(49,828)
Common stock repurchased, shares			(9,231)
Sale of Series A Preferred Stock, net of issuance costs	$ 176,871						176,871
Sale of Series A Preferred Stock, net of issuance costs, shares	575,000
Sale of Series B Preferred Stock, net of issuance costs	$ 67,207						67,207
Sale of Series B Preferred Stock, net of issuance costs, shares	355,000
Sale of Series C Preferred Stock, net of issuance costs	$ 76,624						76,624
Sale of Series C Preferred Stock, net of issuance costs, shares	200,000
Accrual of dividends for Series A Preferred Stock	$ 6,931	0	0	0	0	(6,931)	0
Accrual of dividends for Series B Preferred Stock	3,161	0	0	0	0	(3,161)	0
Accrual of dividends for Series C Preferred Stock	2,302	0	0	0	0	(2,302)	0
Net loss						(1,471,490)	(1,471,490)
Ending balance, value at Jul. 31, 2026	$ 333,096	$ 25	$ 8,978,803	$ 0	$ 99,975	$ (11,836,076)	$ (2,424,177)
Ending balance, shares at Jul. 31, 2026	1,130,000	250,000	5,190,024	0